Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
As of the dates specified below, intangible assets, net consisted of the following (in thousands):

	As of December 31,
	2019	2018
Customer relationships	$7,300	$7,300
Trademark	120	120
Technology platform	1,150	1,150
Noncompetition agreement	110	110
	8,680	8,680
Less: Accumulated amortization
Customer relationships	(2,169)	(1,126)
Trademark	(120)	(65)
Technology platform	(799)	(415)
Noncompetition agreement	(110)	(60)
	(3,198)	(1,666)
Intangible assets, net	$5,482	$7,014

Amortization of intangible assets totaled $1.5 million for each of the years ended December 31, 2019 and 2018 and $0.1 million for 2017. The expected future amortization of intangible assets as of December 31, 2019 is summarized as follows (in thousands):

Years Ending December 31,	Amortization Expense
2020	$1,394
2021	1,043
2022	1,043
2023	1,043
2024	959
$5,482

Intangible assets are all amortizable and have weighted-average amortization periods as follows:

Intangible assets	Years
Customer relationships	7
Trademark	2
Technology platform	3
Noncompetition agreement	2